Material accounting policies - Disclosure of Expected Loss Rates (Details)	Mar. 31, 2025
0 – 3 months
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	1.00%
3 – 6 months
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	5.00%
6 – 9 months
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	20.00%
9 – 12 months
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	35.00%
>12 months
Expected Loss Rates [Line Items]
Expected loss rates, trade receivables (in percentage)	50.00%